Total
Leader Capital Short Term High Yield Bond Fund
LEADER CAPITAL SHORT TERM HIGH YIELD BOND FUND SUMMARY (Formerly, Leader Short Term High Yield Bond Fund)
Investment Objectives:
The primary investment objective of the Leader Capital Short Term High Yield Bond Fund (“High Yield Fund” or the “Fund”) is to deliver a high level of current income, with a secondary objective of capital appreciation.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Leader Capital Short Term High Yield Bond Fund	Leader Capital Short Term High Yield Bond Fund Institutional Class	Leader Capital Short Term High Yield Bond Fund Investor Class
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Leader Capital Short Term High Yield Bond Fund	Leader Capital Short Term High Yield Bond Fund Institutional Class	Leader Capital Short Term High Yield Bond Fund Investor Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	none	0.50%
Other Expenses	1.99%	1.99%
Total Annual Fund Operating Expenses	2.74%	3.24%	[1]
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights because of the method of allocating fund level expenses across the share classes and the short fiscal period covered by the Financial Highlights.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Leader Capital Short Term High Yield Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Leader Capital Short Term High Yield Bond Fund Institutional Class	277	850	1,450	3,070
Leader Capital Short Term High Yield Bond Fund Investor Class	327	998	1,693	3,540

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, June 1, 2023 through July 31, 2023, the portfolio turnover rate of the Fund was 99.96% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in non-investment grade bonds (also known as “junk bonds” or “high yield bonds”), which the Fund defines as securities rated lower than Baa3 by Moody’s Investors Service, BBB- by Standard & Poor’s Ratings Group, Fitch BBB-, or, if unrated, as determined by the Advisor to be of comparable quality. Fixed-income securities in which the Fund may invest include:

●	foreign and domestic bonds, notes, corporate debt, convertible debt securities, and preferred securities;

●	U.S. and foreign government securities and domestic municipal securities;

●	asset-backed securities (loan and credit backed securities) and STRIPS (Separate Trading of Registered Interest and Principal of Securities, a type of zero-coupon debt instrument); and

●	repurchase agreements.

The Fund’s effective average duration of its portfolio investments will normally be three years or less.

Leader Capital Corp. (the “Advisor”) utilizes a fundamental top-down analysis, meaning it analyzes the economy, interest rate cycles, the supply and demand for credit, and the characteristics of individual securities in making investment selections. The Advisor will consider a floating or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider: (1) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature; (2) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand; and (3) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand.

The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist that may have more attractive yields. As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover and commissions than many investment companies.

Principal Investment Risks:
Performance:

The Fund was reorganized on July 15, 2019, from a series of Northern Lights Fund Trust (the “Predecessor Short Duration Fund”) to a series of Leader Funds Trust (the “Reorganization”). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Short Duration Fund. The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the annual returns of the Predecessor Short Duration Fund’s Investor Class shares performance for each calendar year since the Predecessor Short Duration Fund’s inception, as well as the performance of the Fund’s Investor Class after the Reorganization. Returns for the Fund’s other Classes of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.

Investor Class Calendar Year Returns as of December 31

Best Quarter:	12/31/2020	15.28%
Worst Quarter:	03/31/2020	(18.67)%
The Fund’s Investor Class shares had a total return of 6.03% during the period January 1, 2023 to June 30, 2023.
Average Annual Total Returns (For the periods ended December 31, 2022)
Average Annual Total Returns - Leader Capital Short Term High Yield Bond Fund		Label	1 Year	5 Years	10 Years
Leader Capital Short Term High Yield Bond Fund Investor Class		Return Before Taxes	(13.02%)	(0.38%)	0.17%
Leader Capital Short Term High Yield Bond Fund Investor Class | After Taxes on Distributions			(14.94%)	(1.64%)	(0.90%)
Leader Capital Short Term High Yield Bond Fund Investor Class | After Taxes on Distributions and Sales			(7.71%)	(0.81%)	(0.30%)
Leader Capital Short Term High Yield Bond Fund Institutional Class		Return Before Taxes	(12.47%)	(0.48%)	0.57%
BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index	[1]		(4.05%)	1.37%	1.51%
[1]	The BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by BofA Merrill Lynch. The index does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.

Leader Capital Short Term High Yield Bond Fund | Risk Lose Money [Member]
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Leader Capital Short Term High Yield Bond Fund | High-Yield Bond Risk [Member]
High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor, or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced.
Leader Capital Short Term High Yield Bond Fund | Interest Rate Risk [Member]
Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating- or variable-rate securities will vary as interest rates decrease or increase. However, the interest rates on variable-rate securities, as well as certain floating-rate securities whose interest rates are reset only periodically, can fluctuate in value because of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates are heightened under current market conditions given that the U.S. Federal Reserve has begun to raise interest rates from historically low levels and may continue to do so. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.
Leader Capital Short Term High Yield Bond Fund | Asset-Backed Risk [Member]
Asset-Backed Risk. The default rate on underlying asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates.
Leader Capital Short Term High Yield Bond Fund | Liquidity Risk [Member]
Liquidity Risk. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value.
Leader Capital Short Term High Yield Bond Fund | Foreign Risk [Member]
Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. Securities subject to these risks may be less liquid than those that are not subject to these risks.
Leader Capital Short Term High Yield Bond Fund | Management Risk [Member]
Management Risk. The strategy used by the Advisor may fail to produce the intended results. The ability of the Fund to meet its investment objectives is directly related to the Advisor’s investment strategies for the Fund. Your investment in the Fund varies with the effectiveness of the Advisor’s research, analysis, and asset allocation among portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
Leader Capital Short Term High Yield Bond Fund | ConvertibleDebtSecuritiesRiskMember
Convertible Debt Securities Risk. Convertible debt securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible debt security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible debt security will tend to fluctuate directly with the price of the underlying equity security.
Leader Capital Short Term High Yield Bond Fund | U.S. Government Securities Risk [Member]
U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.
Leader Capital Short Term High Yield Bond Fund | Municipal Securities Risk [Member]
Municipal Securities Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate because of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.
Leader Capital Short Term High Yield Bond Fund | Preferred Security Risk [Member]
Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
Leader Capital Short Term High Yield Bond Fund | Repurchase Agreement Risk [Member]
Repurchase Agreement Risk. The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying security and losses in the event of a decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement.
Leader Capital Short Term High Yield Bond Fund | STRIPS Risk [Member]
STRIPS Risk. STRIPS are a type of zero-coupon bond. Zero coupon bonds do not make periodic interest payments. Instead, they are sold at a discount from their face value and can be redeemed at face value when they mature. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that make periodic interest payments. Zero coupon bonds may also respond to changes in interest rates to a greater degree than other fixed income securities with similar maturities and credit quality.
Leader Capital Short Term High Yield Bond Fund | Portfolio Turnover Risk [Member]
Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund’s holdings are frequently traded.
Leader Capital High Quality Income Fund
LEADER CAPITAL HIGH QUALITY INCOME FUND SUMMARY (Formerly, Leader High Quality Floating Rate Fund)
Investment Objective:
The investment objective of the Leader Capital High Quality Income Fund (the “High Quality Fund” or the “Fund”) is to deliver a high level of current income, with a secondary objective of capital appreciation.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these sales charge discounts and other discounts is available from your financial professional and in the section How to Purchase Shares of the Fund’s Prospectus and in the section Purchase, Redemption and Pricing of Shares of the Fund’s Statement of Additional Information. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Leader Capital High Quality Income Fund	Leader Capital High Quality Income Fund Class A		Leader Capital High Quality Income Fund Investor Class	Leader Capital High Quality Income Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.00%		none	none
Maximum Deferred Sales Charge (Load)	1.00%	[1]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none	none
Redemption Fee (as a percentage of amount redeemed)	none		none	none
[1]	The 1.00% maximum deferred sales charge may be accessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Leader Capital High Quality Income Fund	Leader Capital High Quality Income Fund Class A		Leader Capital High Quality Income Fund Investor Class	Leader Capital High Quality Income Fund Institutional Class
Management Fees	0.65%		0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%		0.38%	none
Other Expenses	0.29%		0.29%	0.29%
Total Annual Fund Operating Expenses	1.19%	[1]	1.32%	0.94%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights because of the method of allocating fund level expenses across the share classes and the short fiscal period covered by the Financial Highlights.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Leader Capital High Quality Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Leader Capital High Quality Income Fund Class A	516	763	1,028	1,785
Leader Capital High Quality Income Fund Investor Class	134	418	723	1,590
Leader Capital High Quality Income Fund Institutional Class	96	300	520	1,155

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, June 1, 2023 through July 31, 2023, the portfolio turnover rate of the Fund was 3.39% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any amount of borrowings for investment purposes, in high-quality income-producing debt securities. For the purposes of the Fund’s 80% investment policy, the Fund defines high-quality as being rated at the time of purchase as no lower than the A category by Standard & Poor’s Ratings Group, Moody’s Investors Service, or Fitch Ratings, Inc. The debt securities in which the Fund invests include the following U.S. dollar-denominated domestic and foreign securities:

●	bonds and corporate debt;

●	agency and non-agency commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”);

●	collateralized loan obligations (“CLOs”) that are backed by domestic and foreign debt obligations;

●	collateralized debt obligations (“CDOs”) that are backed by domestic and foreign debt obligations; and

●	U.S. government securities.

The Fund normally invests in debt securities with an interest rate that resets quarterly based on the Secured Overnight Financing Rate (“SOFR”), Effective Federal Funds Rate (“EFFR”), Overnight Bank Fund Rate (“OBFR”), or indexes designed to replace London Inter-Bank Offered Rate (“LIBOR”), which ceased publication on June 30, 2023. The Fund allocates assets across debt security types without restriction, subject to its 80% investment policy.

The Fund invests without restriction as to the maturity of any single debt security and its portfolio average effective duration (a measure of a security’s sensitivity to changes in prevailing interest rates). Generally, the Fund’s average effective duration will be 75% to 125% of the three-year average effective duration of the Morningstar® Core Bond Index, although the Fund’s average effective duration will change depending on market conditions and could be up to 15 years depending on prevailing interest rates. The Fund uses effective duration to measure the sensitivity of a debt security’s price to changes in interest rates. The longer a debt security’s duration, the more sensitive it will be to changes in interest rates. For example, when the level of interest rates increases by 1.00%, the price of a debt security or a portfolio of such securities having a duration of 5 years will decrease by about 5.00%. Conversely, when interest rates decrease by 1.00%, the price of a debt security or a portfolio of such securities having a duration of 5 years generally will increase by about 5.00%.

CMBS, RMBS, CLOs, and CDOs are single-purpose investment vehicles that hold baskets of loans and issue securities that are paid from the cash flows of the underlying loans. Normally, CMBS, RMBS, CLOs, and CDOs have multiple tranches with investors in the bottom tranches having last priority to receive payment. By investing in A-rated or better debt tranches, the Fund will not be less than third in priority for payment. Loans and loan participations may be unsecured, which means that they are not collateralized by any specific assets of the borrower. The Fund allocates assets across security types without restriction, subject to its 80% investment policy.

The Advisor utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections for the Fund. The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, its credit rating is downgraded (including, as described above, sales required when a security is downgraded to below an A-rating) or when other investment opportunities exist that may have more attractive yields. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Fund will focus investment in the shorter-term area of the eligible maturity range.

As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover and commissions than many investment companies.

Principal Investment Risks:
Performance:

The Fund was reorganized on July 15, 2019, from a series of Northern Lights Fund Trust (the “Predecessor Fund”) to a series of Leader Funds Trust (the “Reorganization”). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the annual returns of the Predecessor Fund’s Investor Class shares performance for each calendar year since the Predecessor Fund’s inception, as well as the performance of the Fund’s Investor Class shares after the Reorganization. Returns for the Fund’s other Classes of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Fund’s shares over time to the performance of the ICE BofA 1-3 Year US Corporate/Government Bond Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.

Investor Class Calendar Year Returns as of December 31

Best Quarter:	12/31/2020	13.38%
Worst Quarter:	3/31/2020	(13.92)%
The Fund’s Investor Class shares had a total return of 4.19% during the period January 1, 2023 to June 30, 2023.
Average Annual Total Returns (For the periods ended December 31, 2022)
Average Annual Total Returns - Leader Capital High Quality Income Fund		Label		1 Year	5 Years	10 Years	Inception Date
Leader Capital High Quality Income Fund Investor Class		Return Before Taxes		1.94%	4.35%	2.84%
Leader Capital High Quality Income Fund Investor Class | After Taxes on Distributions				1.15%	3.55%	1.92%
Leader Capital High Quality Income Fund Investor Class | After Taxes on Distributions and Sales				1.15%	3.04%	1.83%
Leader Capital High Quality Income Fund Institutional Class		Return Before Taxes		2.22%	4.75%	3.29%
Leader Capital High Quality Income Fund Class A		Return Before Taxes	[1]				Jun. 21, 2023
Bloomberg US Aggregate Bond Index	[2]			(13.01%)	0.02%	1.06%
ICE BofA 1-3 Year US Corporate & Government Index	[3]			(4.05%)	1.37%	1.51%
[1]	The Fund’s Class A shares inception date was June 21, 2023.
[2]	Effective, September 28, 2023, the Fund’s primary benchmark was changed to the Bloomberg US Aggregate Bond Index due to the change in investment strategy. The Bloomberg US Aggregate Bond Index measures the performance of investment grade, fixed-rate taxable bond market and includes government and corporate bonds, agency mortgage-backed, asset-backed and commercial mortgage-backed securities (agency and non-agency). Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[3]	The ICE BofA 1-3 Year U.S. Corporate & Government Index is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by ICE BofA. The index does not reflect the deduction of fees, expenses, or taxes that mutual fund investors bear. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.

Leader Capital High Quality Income Fund | Risk Lose Money [Member]
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Leader Capital High Quality Income Fund | Interest Rate Risk [Member]
Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating- or variable-rate securities will vary as interest rates decrease or increase. However, the interest rates on variable-rate securities, as well as certain securities whose interest rates are reset only periodically, can fluctuate in value because of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates are heightened under current market conditions given that the U.S. Federal Reserve has begun to raise interest rates from historically low levels and may continue to do so. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.
Leader Capital High Quality Income Fund | Liquidity Risk [Member]
Liquidity Risk. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value.
Leader Capital High Quality Income Fund | Foreign Risk [Member]
Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. The withdrawal of the United Kingdom from the European Union (so-called Brexit) may create greater economic uncertainty for European debt issuers and negatively impact their credit quality. Securities subject to these risks may be less liquid than those that are not subject to these risks.
Leader Capital High Quality Income Fund | Management Risk [Member]
Management Risk. The Advisor’s judgments about the attractiveness, value, and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.
Leader Capital High Quality Income Fund | Portfolio Turnover Risk [Member]
Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund’s holdings are frequently traded.
Leader Capital High Quality Income Fund | Loan and Loan Participation Risk [Member]
Loan and Loan Participation Risk. The secondary market for loans and loan participations is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans and loan participations are generally subject to contractual restrictions that must be satisfied before a loan or loan participations can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and loan participations and may negatively impact the transaction price. It may take longer than seven days for transactions in loans and loan participations to settle. The Fund may hold cash, sell investments, or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders. Loan participations are indirectly subject to default risk of the bank granting the participation. Such a default will likely delay the Fund’s access to the cash flows from underlying loan. Loans and loan participations may be unsecured which means that they are not collateralized by any specific assets of the borrower.
Leader Capital High Quality Income Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Mortgage-Backed and Asset-Backed Securities Risk. The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible to maturity risk because issuers of securities held by the Fund can prepay principal due on these securities, particularly during periods of declining interest rates.
Leader Capital High Quality Income Fund | CLO and CDO Risk [Member]
CLO and CDO Risk. Investments in CLO and CDO securities may be riskier and less transparent than direct investments in the underlying loans and debt obligations. The risks of investing in CLOs and CDOs depend largely on the tranche invested in and the type of underlying debts and loans in the tranche of the CLO or CDO, respectively, in which the Fund invests. The senior tranches are relatively safer because they have first priority on the collateral in the event of default. As a result, the senior tranches of a CLO or CDO generally have a higher credit rating and offer lower coupon rates than the junior tranches, which offer higher coupon rates to compensate for their higher default risk. The CLOs and CDOs in which the Fund may invest may incur, or may have already incurred, debt that is senior to the Fund’s investment. CLOs and CDOs also carry risks including, but not limited to, interest rate risk and credit risk. The senior tranches of certain CLOs and CDOs in which the Fund invests may be concentrated in a limited number of industries or borrowers, which may subject those CLOs and CDOs, and in turn the Fund, to the risk of significant loss if there is a downturn in a particular industry in which the CLO or CDO is concentrated.
Leader Capital High Quality Income Fund | Credit Risk [Member]
Credit Risk. Issuers may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.
Leader Capital High Quality Income Fund | Emerging Markets Risk [Member]
Emerging Markets Risk. The Fund may invest in countries with newly organized or less developed securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.
Leader Capital High Quality Income Fund | Currency Risk [Member]
Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.
Leader Capital High Quality Income Fund | Government Securities Risk [Member]
Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.
Leader Capital High Quality Income Fund | LIBOR phase out/transition risk [Member]
LIBOR phase out/transition risk: LIBOR was the offered rate for wholesale, unsecured funding available to major international banks. The terms of many investments, financings, or other transactions to which the Fund may be a party have been historically tied to LIBOR. LIBOR has historically been a significant factor in relation to payment obligations under a derivative investment and has also been used in other ways that affect the Fund’s investment performance. The transition from LIBOR and the terms of any replacement rate(s), including, for example, SOFR or another rate index, may adversely affect transactions that used LIBOR as a reference rate, financial institutions that engaged in such transactions, and the financial markets generally.